Finance Lease Receivables - Summary of Nonaccrual Finance Lease Receivables (Detail) - Financial Lease Receivable [Member]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non Accrual Financial Lease Receivables [Line Items]
Nonaccrual finance lease receivables	¥ 2,252,409	$ 345,197	¥ 8,370,040
Less: allowance for nonaccrual financial lease receivables	(427,878)	(65,575)	(1,622,695)
Nonaccrual finance lease receivables, net	¥ 1,824,531	$ 279,622	¥ 6,747,345